(Loss) Earnings per Share	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
(Loss) Earnings per Share

11. (Loss) Earnings per Share

As described in Note 2, Summary of Significant Accounting Policies, the Company computes basic and diluted earnings (loss) per share using a methodology that gives effect to the impact of outstanding participating securities (the “two-class method”).

Basic and diluted (loss) earnings per share allocable to common stockholders are computed as follows:

	Year Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(unaudited)
	(in thousands except per share data)
Net (loss) income	$(20,957)	$(702)	$3,836	$(19,413)
Less: accretion of redeemable convertible preferred stock to redemption value	45	486	326	264
Less: income allocable to participating securities	—	—	3,239	—

(Loss) income allocable to common stockholders	$(21,002)	$(1,188)	$271	$(19,677)

Weighted average shares outstanding	1,434	1,645	1,637	13,212
Basic (loss) earnings per share allocable to common stockholders	$(14.65)	$(0.72)	$0.17	$(1.49)

	Year Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(unaudited)
	(in thousands except per share data)
Net (loss) income	$(20,957)	$(702)	$3,836	$(19,413)
Less: accretion of redeemable convertible preferred stock to redemption value	45	486	326	264
Less: income allocable to participating securities	—	—	3,092	—

(Loss) income allocable to common stockholders	$(21,002)	$(1,188)	$418	$(19,677)

Weighted average shares outstanding	1,434	1,645	1,637	13,212
Effect of dilutive securities	—	—	1,004	—

Diluted weighted average shares outstanding	1,434	1,645	2,641	13,212

Diluted (loss) earnings per share allocable to common stockholders	$(14.65)	$(0.72)	$0.16	$(1.49)

In June 2013, the Company issued an additional 5,913,300 shares of common stock in connection with its IPO and 20,633,046 shares of common stock in connection with the automatic conversion of its Preferred Stock upon the closing of the IPO. The issuance of these shares resulted in a significant increase in the Company’s shares outstanding, to 28,408,698 shares as of September 30, 2013, and weighted average shares outstanding for the nine months ended September 30, 2013 when compared to the comparable prior year period and is expected to continue to impact the year-over-year comparability of the Company’s (loss) earnings per share calculations through 2014.

The following common stock equivalents were excluded from the calculation of diluted loss per share allocable to common stockholders because their inclusion would have been antidilutive. The redeemable convertible preferred stock numbers shown in the table are on a common stock equivalent basis as a result of the reverse stock split described in Note 13, Subsequent Events:

	Year Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(unaudited)
	(in thousands)
Redeemable convertible preferred stock	17,365	20,633	—	—
Stock options	2,795	3,493	—	4,773
Unvested restricted stock	32	22	—	10
Shares issuable under employee stock purchase plan	—	—	—	2

	20,192	24,148	—	4,785